UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111
(Counsel for the registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®]

New World FundSM
Investment portfolio

January 31, 2007

unaudited

Common stocks — 84.11%	Shares	Market value (000)

FINANCIALS — 18.68%
Erste Bank der oesterreichischen Sparkassen AG1	2,177,800	$170,099
Grupo Financiero Banorte, SA de CV, Series O	41,406,639	164,223
JSC Halyk Bank of Kazakhstan (GDR)[1,2]	4,409,285	104,059
JSC Halyk Bank of Kazakhstan (GDR)[1,2,3]	1,589,900	37,522
ICICI Bank Ltd.[1]	5,665,100	121,620
ICICI Bank Ltd. (ADR)	27,000	1,192
Itaúsa - Investimentos Itaú SA, preferred nominative	19,265,741	106,629
Sberbank (Savings Bank of the Russian Federation) (GDR)	307,000	104,165
PT Bank Rakyat Indonesia[1]	161,074,300	94,500
Banco Bilbao Vizcaya Argentaria, SA1	3,750,300	93,362
Unibanco-União de Bancos Brasileiros SA, units (GDR)	750,000	71,122
Unibanco-União de Bancos Brasileiros SA, units	2,000,000	18,756
EFG International[1,2]	2,240,000	77,753
Bangkok Bank PCL[1]	22,130,300	72,431
Kotak Mahindra Bank Ltd.[1]	6,778,600	71,799
Housing Development Finance Corp. Ltd.[1]	1,757,818	67,050
Banco Itaú Holding Financeira SA, preferred nominative	1,645,300	60,837
Banco Santander Central Hispano, SA1	3,089,528	58,717
Bank Muscat (SAOG) (GDR)[1]	4,458,325	57,695
HSBC Holdings PLC (Hong Kong)[1]	3,121,604	57,073
JSC Kazkommertsbank (GDR)[1,2]	2,137,779	47,427
JSC Kazkommertsbank (GDR)[1,2,3]	424,000	9,407
Kasikornbank PCL, nonvoting depositary receipt[1]	26,245,000	45,620
Kasikornbank PCL[1]	2,500,000	4,565
Raiffeisen International Bank Holding AG1	320,000	48,921
FirstRand Ltd.[1]	14,295,000	45,579
Piraeus Bank SA1	1,112,500	39,831
Allied Irish Banks, PLC[1]	1,192,000	34,370
Bank Pekao SA1	374,000	31,358
Bank of the Philippine Islands[1]	20,161,632	29,798
Standard Bank Group Ltd.[1]	1,950,000	26,761
National Bank of Pakistan[1]	5,683,000	26,193
Bank Hapoalim BM1	5,128,000	23,962
SM Prime Holdings, Inc.[1]	98,000,000	23,629
MCB Bank Ltd. (GDR)[1,3]	930,000	18,290
MCB Bank Ltd.[1]	934,000	4,592
Banco Latinoamericano de Exportaciones, SA, Class E	1,240,000	20,758
PT Bank Mandiri (Persero) Tbk[1]	66,393,500	18,791
Citigroup Inc.	320,000	17,642
Bank Leumi le-Israel BM1	4,300,000	16,988
Banco Bradesco SA, preferred nominative	407,986	16,583
American International Group, Inc.	190,000	13,006
Daegu Bank, Ltd.[1]	725,000	11,978
OTP Bank PLC[1]	236,000	10,514
Siam Commercial Bank PCL[1]	5,163,000	8,940
JSC Sistema-Hals (GDR)[1,2]	362,596	4,693
JSC Sistema-Hals (GDR)[1,2,3]	236,747	3,064
HDFC Bank Ltd.[1]	283,300	6,993
Kookmin Bank[1]	47,000	3,745
		2,224,602

INDUSTRIALS — 9.41%
Doosan Heavy Industries and Construction Co., Ltd.[1]	3,725,140	177,504
Murray & Roberts Holdings Ltd.[1,4]	21,235,000	139,118
Orascom Construction Industries Co. (GDR)[1]	1,183,900	107,689
Wienerberger AG1	1,290,500	79,622
Airports of Thailand PCL[1]	39,400,000	57,830
Siemens AG1	458,000	50,352
Thai Airways International PCL[1]	35,417,100	44,963
International Container Terminal Services, Inc.[1]	88,828,000	43,905
Far Eastern Textile Ltd.[1]	50,405,650	42,652
Metso Oyj[1]	770,000	40,931
Hyundai Engineering & Construction Co., Ltd.[1]	761,000	39,155
Imperial Holdings Ltd.[1,2]	1,690,000	37,376
Barloworld Ltd.[1]	1,387,000	35,961
Italian-Thai Development PCL[1,4]	269,419,600	32,326
ABB Ltd[1]	1,820,000	32,255
Container Corp. of India Ltd.[1]	675,000	31,015
3M Co.	407,000	30,240
Suzlon Energy Ltd.[1]	1,155,000	29,945
Daelim Industrial Co., Ltd.[1]	308,000	25,202
Asahi Glass Co., Ltd.[1]	1,225,000	16,156
Bidvest Group Ltd.[1]	825,000	15,438
SM Investments Corp.[1]	1,246,100	9,484
Hi-P International Ltd.[1]	3,109,000	1,745
		1,120,864

TELECOMMUNICATION SERVICES — 8.98%
América Móvil SAB de CV, Series L (ADR)	4,045,300	179,450
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	145,630,000	152,117
Philippine Long Distance Telephone Co.[1]	2,471,160	132,318
Philippine Long Distance Telephone Co. (ADR)	338,340	17,803
Telekomunikacja Polska SA1	16,283,900	139,441
Partner Communications Co. Ltd.[1]	4,421,000	54,890
Partner Communications Co. Ltd. (ADR)	235,000	2,933
Orascom Telecom Holding (GDR)[1]	736,000	50,779
TIM Participações SA, preferred nominative (ADR)	1,248,228	41,728
Telefónica, SA1	1,768,000	38,692
Telekom Austria AG1	1,390,000	37,910
Maxis Communications Bhd.[1]	10,246,400	33,745
Tele Norte Leste Participações SA, preferred nominative	2,366,600	31,781
Advanced Info Service PCL[1]	13,641,500	29,313
GLOBE TELECOM, Inc.[1]	827,623	24,455
Brasil Telecom Participações SA, preferred nominative (ADR)	550,000	23,182
OJSC Mobile TeleSystems (ADR)	425,000	23,018
China Unicom Ltd.[1]	13,991,300	18,970
Bharti Airtel Ltd.[1,2]	810,000	13,034
Telenor ASA[1]	590,000	12,051
Telemig Celular Participações SA, preferred nominative (ADR)	198,500	7,519
PT Indosat Tbk (ADR)	111,500	3,702
		1,068,831

CONSUMER STAPLES — 8.31%
Nestlé SA1	436,645	159,901
Tesco PLC[1]	16,172,190	132,910
Fomento Económico Mexicano, SAB de CV (ADR)	840,500	100,919
SABMiller PLC[1]	3,419,600	77,532
IOI Corp. Bhd.[1]	14,453,000	75,972
PepsiCo, Inc.	691,000	45,081
Avon Products, Inc.	1,290,000	44,363
Olam International Ltd.[1]	29,700,000	38,368
Coca-Cola Co.	690,000	33,037
Groupe Danone[1]	213,600	32,928
Bunge Ltd.	385,000	29,626
Migros Türk TAS[1,2]	2,071,099	27,382
L’Oréal SA1	219,500	23,157
Procter & Gamble Co.	350,471	22,735
Wal-Mart de México, SAB de CV, Series V (ADR)	500,000	22,050
X5 Retail Group NV (GDR)[1,2,3]	653,200	17,804
Diageo PLC[1]	900,000	17,512
Kimberly-Clark de México, SAB de CV, Class A	4,000,000	17,151
China Mengniu Dairy Co.[1]	4,750,000	14,260
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	230,000	11,898
Cia. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	42,000	1,926
Poslovni sistem Mercator, dd1	42,200	13,249
Coca-Cola FEMSA, SAB de CV, Series L	3,110,000	12,371
Oriflame Cosmetics SA (SDR)[1]	205,000	8,266
METRO AG1	115,000	7,856
Anheuser-Busch Companies, Inc.	30,000	1,529
		989,783

MATERIALS — 7.95%
Taiwan Cement Corp.[1]	119,863,665	102,766
Linde AG1	907,646	97,378
Israel Chemicals Ltd.[1]	13,991,927	86,294
Potash Corp. of Saskatchewan Inc.	450,000	70,214
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,265,000	70,068
Hindalco Industries Ltd.[1]	15,590,820	62,550
Arcelor Brasil SA, ordinary nominative	2,650,000	53,549
Lonmin PLC[1]	850,700	49,644
ACC Ltd.[1]	2,120,000	49,005
Grasim Industries Ltd.[1]	675,000	42,705
Votorantim Celulose e Papel SA, preferred nominative (ADR)	2,165,000	39,078
AngloGold Ashanti Ltd.[1]	705,000	33,293
Harmony Gold Mining Co. Ltd.[1,2]	2,461,635	33,192
Sealed Air Corp.	493,000	32,489
Siam Cement PCL[1]	4,591,700	32,340
Holcim Ltd.[1]	170,142	16,912
Phelps Dodge Corp.	130,000	16,068
Cia. Vale do Rio Doce, Class A, preferred nominative	516,000	14,583
Ivanhoe Mines Ltd.[2]	1,410,000	13,712
BHP Billiton PLC[1]	682,288	12,813
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	334,752	11,844
Formosa Plastics Corp.[1]	3,625,422	6,105
		946,602

CONSUMER DISCRETIONARY — 7.40%
Las Vegas Sands Corp.[2]	860,000	89,500
Kuoni Reisen Holding AG, Class B1,2	135,300	79,721
Shangri-La Asia Ltd.[1]	29,052,000	78,521
Toyota Motor Corp.[1]	1,058,700	69,749
Grupo Televisa, SA, ordinary participation certificates (ADR)	2,220,000	65,401
Truworths International Ltd.[1]	11,353,000	54,353
Honda Motor Co., Ltd.[1]	1,310,000	51,530
Central European Media Enterprises Ltd., Class A2	589,217	51,138
Swatch Group Ltd[1]	532,500	25,516
Swatch Group Ltd, non-registered shares[1]	71,600	16,968
GOME Electrical Appliances Holding Ltd.[1]	30,260,000	32,125
HYUNDAI MOBIS[1]	394,500	32,104
Nitori Co., Ltd.[1]	554,000	25,741
Li & Fung Ltd.[1]	8,083,900	25,482
Praktiker Bau- und Heimwerkermärkte Holding AG1	658,800	24,251
Astro All Asia Networks PLC[1]	15,205,000	23,526
Yue Yuen Industrial (Holdings) Ltd.[1]	6,688,500	22,548
TVN SA1,2	2,500,000	22,340
PT Astra International Tbk[1]	11,000,000	18,099
Motor Industries Co. Ltd.[1]	200,000	16,494
Makita Corp.[1]	425,000	14,974
NOK Corp.[1]	657,000	11,552
Hürriyet Gazetecilik ve Matbaacilik AS1	3,033,946	8,917
Techtronic Industries Co. Ltd.[1]	4,650,000	7,146
LG Electronics Inc.[1]	120,712	6,733
Cheng Shin Rubber (Xiamen) Ind., Ltd.[1]	5,631,960	5,479
Nien Hsing Textile Co., Ltd.[1]	1,999,400	1,198
Antena 3 Televisión, SA1	5,455	120
		881,226

ENERGY — 7.27%
Oil & Natural Gas Corp. Ltd.[1]	7,868,389	162,711
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	1,189,000	116,855
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	231,892	20,569
Oil and Gas Development Co. Ltd.[1]	61,075,050	125,476
Oil and Gas Development Co. Ltd. (GDR)[1]	232,100	4,672
MOL Magyar Olaj- és Gázipari Rt., Class A1	1,049,600	107,863
PetroChina Co. Ltd., Class H1	51,454,000	63,470
Royal Dutch Shell PLC, Class B1	1,095,000	36,790
Royal Dutch Shell PLC, Class B (ADR)	210,819	14,275
OAO LUKOIL (ADR)[1]	585,000	46,291
Sterling Energy PLC[1,2,4]	91,242,000	30,203
Nexen Inc.	481,367	28,996
OAO TMK (GDR)[1,2,3]	692,815	24,479
PTT Exploration and Production PCL[1]	7,789,500	21,290
Noble Energy, Inc.	350,000	18,694
Reliance Industries Ltd.[1]	421,000	13,053
China National Offshore Oil Corp.[1]	12,858,000	11,017
Banpu PCL[1]	1,720,000	9,069
Murphy Oil Corp.	100,000	4,971
Harvest Natural Resources, Inc.[2]	453,000	4,557
		865,301

INFORMATION TECHNOLOGY — 5.35%
Nokia Corp.[1]	4,345,200	95,438
Nokia Corp. (ADR)	1,478,200	32,668
Kingboard Chemical Holdings Ltd.[1]	23,069,340	95,872
Hon Hai Precision Industry Co., Ltd.[1]	13,547,457	92,739
Samsung Electronics Co., Ltd.[1]	134,591	83,380
Catcher Technology Co., Ltd.[1]	4,470,000	48,400
SINA Corp.[2]	1,181,200	42,251
Acer Inc.[1]	20,156,000	38,059
Mediatek Incorporation[1]	2,343,314	25,619
Compal Electronics, Inc.[1]	27,273,523	24,677
Venture Corp. Ltd.[1]	2,500,000	23,048
Hoya Corp.[1]	404,800	14,708
Foxconn International Holdings Ltd.[1,2]	4,154,000	12,421
NetEase.com, Inc. (ADR)[2]	320,000	6,541
Samsung SDI Co., Ltd.[1]	21,800	1,394
KEC Holdings Co. Ltd.[1]	187,499	282
		637,497

HEALTH CARE — 3.83%
Novo Nordisk A/S, Class B1	1,190,000	102,244
Zentiva NV1	1,625,000	97,970
Krka, dd, Novo mesto[1]	76,835	90,294
Richter Gedeon NYRT[1]	319,000	64,002
Hikma Pharmaceuticals PLC[1]	5,153,850	37,205
Dr. Reddy’s Laboratories Ltd.[1]	1,465,000	24,700
Teva Pharmaceutical Industries Ltd. (ADR)	600,000	21,060
AstraZeneca PLC (Sweden)[1]	172,700	9,647
Ranbaxy Laboratories Ltd.[1]	945,000	8,769
		455,891

UTILITIES — 2.76%
NTPC Ltd.[1]	18,152,000	58,505
AES Corp.[2]	2,250,000	46,778
Cia. Energética de Minas Gerais - Cemig, preferred nominative	803,200,000	38,476
PT Perusahaan Gas Negara (Persero) Tbk[1]	36,400,000	37,613
Electricity Generating PCL[1]	9,596,000	27,856
GAIL (India) Ltd.[1]	3,635,000	23,194
Cheung Kong Infrastructure Holdings Ltd.[1]	5,900,000	21,344
RAO Unified Energy System of Russia (GDR)[1]	171,200	20,115
Veolia Environnement[1]	275,000	19,316
Tanjong PLC[1]	4,063,000	17,214
Reliance Energy Ltd.[1]	1,306,000	15,226
CPFL Energia SA (ADR)	86,346	3,393
		329,030

MISCELLANEOUS — 4.17%
Other common stocks in initial period of acquisition		$495,957

Total common stocks (cost: $6,977,256,000)		10,015,584

Bonds & notes — 7.35%	Principal amount (000)

NON-U.S. GOVERNMENT BONDS & NOTES — 6.95%
Brazil (Federal Republic of) Global 9.25% 2010	$12,600	14,206
Brazilian Treasury Bill 6.00% 2010[5]	R$57,914	26,193
Brazilian Treasury Bill 6.00% 2011[5]	7,458	3,338
Brazil (Federal Republic of) Global 7.875% 2015	$5,620	6,244
Brazil (Federal Republic of) Global 12.50% 2016	R$19,400	10,449
Brazil (Federal Republic of) Global 8.00% 2018[6]	$18,045	19,994
Brazil (Federal Republic of) Global 8.875% 2019	9,000	10,957
Brazil (Federal Republic of) Global 8.875% 2024	900	1,114
Brazil (Federal Republic of) Global 10.125% 2027	14,500	20,351
Brazil (Federal Republic of) Global 7.125% 2037	7,680	8,133
Brazil (Federal Republic of) Global 11.00% 2040	22,025	29,034
Argentina (Republic of) 4.193% 2012[6,7]	18,700	13,324
Argentina (Republic of) 2.00% 2014[5,6]	ARS 12,131	3,726
Argentina (Republic of) 5.83% 2033[5,6,8]	279,662	98,352
Argentina (Republic of) 8.28% 2033[6,8]	$5,682	6,535
Argentina (Republic of) GDP-Linked 2035	ARS335,653	12,918
Argentina (Republic of) 0.63% 2038[5,6]	67,396	10,829
United Mexican States Government Global 6.06% 2009[7]	$18,750	18,952
United Mexican States Government Global 10.375% 2009	2,385	2,614
United Mexican States Government Global 9.875% 2010	21,625	24,317
United Mexican States Government Global 6.375% 2013	30,380	31,428
United Mexican States Government, Series MI10, 8.00% 2013	MXP 56,068	5,115
United Mexican States Government, Series MI10, 9.50% 2014	290,000	28,742
United Mexican States Government, Series M10, 8.00% 2015	200	1,820
Russian Federation 8.25% 2010[6]	$38,423	40,075
Russian Federation 8.25% 2010[3,6]	4,393	4,581
Russian Federation 5.00%/7.50% 2030[3,6,9]	30,813	34,279
Russian Federation 5.00%/7.50% 2030[6,9]	3,000	3,338
Colombia (Republic of) Global 10.00% 2012	18,725	21,955
Colombia (Republic of) Global 10.75% 2013	9,840	12,128
Columbia (Republic of) Global 8.25% 2014	3,100	3,511
Colombia (Republic of) Global 12.00% 2015	COP43,100,000	22,150
Colombia (Republic of) Global 11.75% 2020	$2,420	3,497
Columbia (Republic of) Global 8.125% 2024	4,375	4,988
Columbia (Republic of) Global 7.375% 2037	3,655	3,883
Turkey (Republic of) Treasury Bill 0% 2008	TRY11,090	6,003
Turkey (Republic of) 14.00% 2011	64,400	39,782
Turkey (Republic of) 11.50% 2012	$6,000	7,350
Turkey (Republic of) 7.00% 2016	15,000	15,244
Peru (Republic of) 9.125% 2012	25,300	29,120
Peru (Republic of) 8.375% 2016	14,250	16,637
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[6,7]	5,263	5,258
Peru (Republic of) 7.35% 2025	6,550	7,205
Philippines (Republic of) 8.875% 2008	4,740	4,977
Philippines (Republic of) 8.375% 2009	8,335	8,825
Philippines (Republic of) 8.25% 2014	3,505	3,934
Philippines (Republic of) 9.375% 2017	4,000	4,920
Philippines (Republic of) 9.875% 2019	9,800	12,630
Philippines (Republic of) 7.75% 2031	16,670	18,795
Panama (Republic of) Global 9.625% 2011	1,611	1,833
Panama (Republic of) Global 9.375% 2012	6,527	7,610
Panama (Republic of) Global 7.125% 2026	7,300	7,775
Panama (Republic of) Global 8.875% 2027	2,775	3,476
Panama (Republic of) Global 9.375% 2029	3,260	4,271
Panama (Republic of) Global 6.70% 2036[6]	14,904	15,202
Dominican Republic 9.04% 2018	3,935	4,525
Dominican Republic 8.625% 2027[3,6]	19,900	22,835
Hungarian Government 6.00% 2011	HUF2,000,000	9,544
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP30,000	4,888
Venezuela (Republic of) Global 8.50% 2014	$405	443
Venezuela (Republic of) 9.25% 2027	1,275	1,568
		827,720

UTILITIES — 0.15%
AES Gener SA 7.50% 2014[10]	3,000	3,187
AES Panama SA 6.35% 2016[3]	10,400	10,131
Enersis SA 7.375% 2014	4,550	4,889
		18,207

ENERGY — 0.15%
Pemex Project Funding Master Trust 8.00% 2011	2,300	2,513
Pemex Project Funding Master Trust 6.625% 2035	15,000	14,944
		17,457

MATERIALS — 0.07%
Vale Overseas Ltd. 6.25% 2017	8,000	8,035

INDUSTRIALS — 0.03%
TFM, SA de CV 9.375% 2012	3,200	3,432

Total bonds & notes (cost: $783,178,000)		874,851

Short-term securities — 8.40%

BASF AG 5.23%-5.24% due 2/23-4/16/2007[3]	106,600	105,763
Société Générale North America, Inc. 5.27% due 2/1/2007	44,000	43,994
Barton Capital LLC 5.25% due 2/8/2007[3]	39,000	38,954
Old Line Funding, LLC 5.25% due 3/1/2007[3]	30,600	30,470
Thunder Bay Funding, LLC 5.26%-5.27% due 2/8-2/16/2007[3]	42,000	41,919
Siemens Capital Co. LLC 5.22%-5.24% due 3/6-3/16/2007	60,500	60,152
Liberty Street Funding Corp. 5.25%-5.26% due 2/6-3/29/2007[3]	58,700	58,415
Amsterdam Funding Corp. 5.24%-5.27% due 2/7-3/13/2007[3]	50,800	50,624
Procter & Gamble International Funding S.C.A. 5.25% due 2/9/2007[3]	50,000	49,934
Jupiter Securitization Co., LLC 5.24% due 2/13/2007[3]	50,000	49,905
UBS Finance (Delaware) LLC 5.245% due 2/14/2007	50,000	49,903
Swedish Export Credit Corp. 5.24% due 3/15-3/22/2007	46,800	46,495
American Honda Finance Corp. 5.22%-5.24% due 2/12-2/21/2007	46,000	45,905
Toyota Motor Credit Corp. 5.23% due 2/8/2007	45,000	44,948
Federal Home Loan Bank 5.155% due 3/28/2007[10]	45,300	44,919
Dexia Delaware LLC 5.245% due 2/5/2007	40,500	40,470
Canadian Imperial Holdings Inc. 5.245% due 3/5/2007	38,500	38,315
Federal Farm Credit Banks 5.14% due 2/7/2007	36,100	36,064
Swedbank Mortgage AB 5.24% due 3/22/2007[10]	32,500	32,263
ING (U.S.) Funding LLC 5.24% due 5/1/2007	26,700	26,350
DaimlerChrysler Revolving Auto Conduit LLC 5.26% due 2/7/2007	21,469	21,447
KfW International Finance Inc. 5.21% due 2/1/2007[3]	18,200	18,198
Calyon North America Inc. 5.24% due 3/9/2007	12,750	12,681
HBOS Treasury Services PLC 5.24% due 4/30/2007	12,500	12,340

Total short-term securities (cost: $1,000,409,000)		1,000,428

Total investment securities (cost: $8,760,843,000)		11,890,863
Other assets less liabilities		16,507

Net assets		$11,907,370

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $7,731,725,000.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.  The total value of all such restricted securities was $626,574,000, which represented 5.26% of the net assets of the fund.
4 The fund owns 5% or more of the outstanding voting shares of this company. See table on the following page for additional information.
5 Index-linked bond whose principal amount moves with a government retail price index.
6 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7 Coupon rate may change periodically.
8 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9 Step bond; coupon rate will increase at a later date.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended January 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 1/31/07 (000)

Murray & Roberts Holdings Ltd.	21,235,000	—	—	21,235,000	—	$139,118
Italian-Thai Development PCL	269,419,600	—	—	269,419,600	—	32,326
Sterling Energy PLC	65,755,000	25,487,000	—	91,242,000	—	30,203
					—	$201,647

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,192,023
Gross unrealized depreciation on investment securities	(110,647)
Net unrealized appreciation on investment securities	3,081,376
Cost of investment securities for federal income tax purposes	8,809,487

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-936-0307-S6904

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and Principal Executive Officer

Date: March 30, 2007

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and Principal Financial Officer

Date: March 30, 2007